Other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of other liabilities
The other liabilities as of December 31, 2020 and 2019 are as follows:

	Notes	December 31, 2020	December 31, 2019

Derivative instruments	28, 29	$2,697	$1,289
Deferred Revenue(1)		7,270	55,256
Other		2,149	14

Total		$12,116	$56,559

Current		$4,144	$5,110
Non-current(1)		7,972	51,449

Total		$12,116	$56,559

(1)	Corresponds mainly to deferred profits from sales and subsequent. The variation corresponds mainly to the recognition of $ 38,200 of profit on the sale of aircraft.